Share-Based Compensation - Predecessor Share-Based Compensation - Summary of the activity of nonvested options (Details)	Jan. 15, 2020 $ / shares shares
Stock options
Units
Nonvested ending balance, shares | shares	244
Weighted Average Grant Date Fair Value
Nonvested ending balance, weighted average grant date fair value | $ / shares	$ 6.19
Nonvested Options [Member]
Units
Nonvested beginning balance, shares | shares	247
Vested (In shares) | shares	(3)
Nonvested ending balance, shares | shares	244
Weighted Average Grant Date Fair Value
Nonvested beginning balance, weighted average grant date fair value | $ / shares	$ 2.53
Vested, weighted average grant fair value | $ / shares	2.53
Nonvested ending balance, weighted average grant date fair value | $ / shares	$ 2.53